Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 61,592	¥ 70,784
Deferred tax assets (Non-current investments and other assets)	269,500	273,084
Other current liabilities	(199)	(4)
Other long-term liabilities	(9,298)	(9,196)
Net deferred tax assets	¥ 321,595	¥ 334,668